Net Revenue	9 Months Ended
Sep. 30, 2024
Net Revenue [Abstract]
Net revenue

20 Net revenue

	Nine-month period ended September 30,		Three-month period ended September 30,
	2024	2023	2024	2023
Domestic sales	42,500,372	40,051,153	14,663,139	13,941,824
Export sales	14,708,513	13,417,859	5,262,867	4,787,876
NET REVENUE	57,208,885	53,469,012	19,926,006	18,729,700

20.1 Contract balances

Customer contract liabilities relate to payments received in advance of satisfying the performance obligation under the contract. Moreover, a contract liability is recognized when the Group has an obligation to transfer products to a customer from whom the consideration has already been received. The recognition of the contractual liability occurs at the time when the consideration is received and settled. The Group recognizes revenue upon fulfilling the related performance obligation. Contract liabilities are presented as advances from customers in the statement of financial position.

The following table provides information about trade accounts receivable and contract liabilities from contracts with customers:

	Note	September 30, 2024	December 31, 2023
Trade accounts receivable	4	3,392,036	3,390,856
Contract liabilities		(225,365)	(324,598)
Total customer contract revenue		3,166,671	3,066,258